Share Capital and Reserves - Performance restricted share units (Details) - Performance Restricted Share Units $ in Millions			12 Months Ended
	Apr. 30, 2025 shares Milestone D $ / shares	Feb. 28, 2025 USD ($) shares	Dec. 31, 2025 shares
Share Capital and Reserves
Outstanding - beginning			400,000
Shares granted	400,000		400,000
Forfeited		(400,000)	(400,000)
Outstanding - end			400,000
Reverse of stock based compensation expense | $		$ 0.4
Number of milestones to be achieved | Milestone	2
Threshold days for determining volume weighted average share price | D	40
Stock price trigger | $ / shares	$ 7